Property and Equipment (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012 item
Property and Equipment
Number of other satellites to be relocated in the event of failure or loss of any satellite	1	1
Number of asset groups considered for impairment of DISH branded pay-TV DBS satellite fleet	1